COMMITMENTS AND CONTINGENCIES (Details Narrative) - USD ($)	12 Months Ended
	May 31, 2018	Aug. 22, 2017	May 31, 2017
Deferred legal fees	$ 100,000
Over-Allotment Option [Member]
Number of shares issued under purchase option	260,000
Aggregate exercise price of unit sold to underwriters	$ 2,990,000
Initial Public Offering [Member]
Units sold, value	$ 100
Number of shares issued under purchase option	250,000
Aggregate exercise price of unit sold to underwriters	$ 260,000
Exercisable price (in dollars per share)	$ 11.50	$ 11.50
Exercise price of warrants (in dollars per share)	$ 13.00	$ 0.01